Income Tax	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Tax
25.	INCOME TAX

a.	Income tax recognized in profit or loss

The major components of income tax were as follows:

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Current income tax
In respect of the current year	$4,029,076	$4,177,900	$4,979,766	$168,008
Income tax on unappropriated earnings	187,654	829,345	1,076,353	36,314
Changes in estimate for prior years	(20,719)	28,160	(88,162)	(2,974)
	4,196,011	5,035,405	5,967,957	201,348

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
In respect of the current year	$190,829	$574,541	$534,472	$18,032
Adjustments attributable to changes in tax rates	3,794	14,184	-	-
Changes in estimate for prior years	(20,890)	(206,788)	52,872	1,784
Effect of foreign currency exchange differences	(58,671)	(26,498)	(31,698)	(1,070)
	115,062	355,439	555,646	18,746

Income tax recognized in profit or loss	$4,311,073	$5,390,844	$6,523,603	$220,094

A reconciliation of income tax expense calculated at the statutory rates and income tax expense recognized in profit or loss was as follows:

	For the Year Ended December 31
	2015	2016 (Retrospectively Adjusted)	2017
	NT$	NT$	NT$	US$ (Note 4)

Profit before income tax	$25,011,788	$27,968,705	$31,020,663	$1,046,581

Income tax expense calculated at the statutory rates	$6,307,148	$8,634,187	$10,890,498	$367,426
Nontaxable expense in determining taxable income	160,530	(34,954)	483,715	16,319
Tax-exempt income	(537,987)	(700,274)	(623,566)	(21,038)
Additional income tax on unappropriated earnings	338,142	829,345	1,076,353	36,314
Loss carry-forward and income tax credits currently used	(1,286,705)	(898,700)	(1,124,043)	(37,923)
Remeasurement of deferred income tax assets, net	(688,584)	(2,797,673)	(4,131,473)	(139,389)
Changes in estimate for prior years	(20,719)	28,160	(88,162)	(2,974)
Withholding tax	39,248	81,543	40,281	1,359
Land value increment tax	-	249,210	-	-
Income tax expense recognized in profit or loss	$4,311,073	$5,390,844	$6,523,603	$220,094

For the years ended December 31, 2015, 2016 and 2017, the Group applied a tax rate of 17% for resident entities subject to the Income Tax Law of the ROC; for the subsidiaries located in China, the applied tax rate was 25%; and for other jurisdictions, the Group measures taxes by using the applicable tax rate for each individual jurisdiction.

In February 2018, it was announced by the President that the Income Tax Law of the ROC was amended and, starting from 2018, the corporate income tax rate will be adjusted from 17% to 20%. In addition, the tax rate applicable to 2018 unappropriated earnings will be reduced from 10% to 5%. Deferred tax assets and deferred tax liabilities recognized as at December 31, 2017 are expected to be adjusted and would increase by NT$201,965 thousand (US$6,814 thousand) and NT$788,556 thousand (US$26,604 thousand), respectively, in 2018.

As the status of 2018 appropriations of earnings is uncertain, the potential income tax consequences of 2017 unappropriated earnings are not reliably determinable.

b.	Income tax recognized directly in equity

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to employee share options	$(33)	$(204)	$262	$9

c.	Income tax recognized in other comprehensive income

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to remeasurement of defined benefit plans	$11,002	$73,637	$(51,217)	$(1,728)

d.	Current tax assets and liabilities

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Current tax assets
Tax refund receivable	$260,559	$28,458	$960
Prepaid income tax	211,193	232,084	7,830

	$471,752	$260,542	$8,790

Current tax liabilities
Income tax payable	$6,846,350	$7,619,328	$257,062

e.	Deferred tax assets and liabilities

The Group offset certain deferred tax assets and deferred tax liabilities which met the offset criteria.

The movements of deferred tax assets and deferred tax liabilities were as follows:

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through business combinations	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Year ended December 31, 2015

Temporary differences
Property, plant and equipment	$(2,431,855)	$(1,083,273)	$-	$-	$10,670	$-	$(3,504,458)
Defined benefit obligation	796,642	20,398	11,002	-	17,897	-	845,939
FVTPL financial instruments	(170,059)	(62,152)	-	-	13	-	(232,198)
Others	1,166,297	229,799	-	(33)	(11,076)	-	1,384,987
	(638,975)	(895,228)	11,002	(33)	17,504	-	(1,505,730)
Loss carry-forward	519,898	812,217	-	-	(8,538)	-	1,323,577
Investment credits	452,331	(32,904)	-	-	(68,308)	-	351,119
Others	(853)	853	-	-	-	-	-

	$332,401	$(115,062)	$11,002	$(33)	$(59,342)	$-	$168,966

Year ended December 31, 2016

Temporary differences
Property, plant and equipment	$(3,504,458)	$(182,291)	$-	$-	$(72,098)	$-	$(3,758,847)
Defined benefit obligation	845,939	(48,601)	73,637	-	2,509	-	873,484
FVTPL financial instruments	(232,198)	212,737	-	-	(1,902)	-	(21,363)
Others	1,384,987	(283,179)	-	(204)	(21,780)	-	1,079,824
	(1,505,730)	(301,334)	73,637	(204)	(93,271)	-	(1,826,902)
Loss carry-forward	1,323,577	(110,967)	-	-	(91,008)	2,939	1,124,541
Investment credits	351,119	56,862	-	-	(25,245)	-	382,736

	$168,966	$(355,439)	$73,637	$(204)	$(209,524)	$2,939	$(319,625)

Year ended December 31, 2017

Temporary differences
Property, plant and equipment	$(3,758,847)	$(101,576)	$-	$-	$(18,643)	$-	$(3,879,066)
Defined benefit obligation	873,484	(26,736)	(51,217)	-	(15,291)	-	780,240
FVTPL financial instruments	(21,363)	(86,342)	-	-	2,802	-	(104,903)
Others	1,079,824	(22,748)	-	262	(28,929)	-	1,028,409
	(1,826,902)	(237,402)	(51,217)	262	(60,061)	-	(2,175,320)
Loss carry-forward	1,124,541	(456,246)	-	-	13,146	-	681,441
Investment credits	382,736	138,002	-	-	13,475	-	534,213

	$(319,625)	$(555,646)	$(51,217)	$262	$(33,440)	$-	$(959,666)

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through business combinations	Balance at December 31
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Year ended December 31, 2017

Temporary differences
Property, plant and equipment	$(126,817)	$(3,427)	$-	$-	$(629)	$-	$(130,873)
Defined benefit obligation	29,470	(902)	(1,728)	-	(516)	-	26,324
FVTPL financial instruments	(721)	(2,913)	-	-	94	-	(3,540)
Others	36,431	(767)	-	9	(976)	-	34,697
	(61,637)	(8,009)	(1,728)	9	(2,027)	-	(73,392)
Loss carry-forward	37,940	(15,393)	-	-	444	-	22,991
Investment credits	12,913	4,656	-	-	454	-	18,023

	$(10,784)	$(18,746)	$(1,728)	$9	$(1,129)	$-	$(32,378)

f.	Items for which no deferred tax assets have been recognized

Unrecognized deferred tax assets related to loss carry-forward, investment credits and deductible temporary differences were summarized as follows:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Loss carry-forward	$652,593	$542,054	$18,288
Investment credits	280,068	-	-
Deductible temporary differences	904,441	712,141	24,026

	$1,837,102	$1,254,195	$42,314

The unrecognized loss carry-forward will expire through 2030 and the unrecognized investment credits will expire through 2018.

g.	Information about unused loss carry-forward, unused investment credits, tax-exemption and other tax relief

As of December 31, 2017, the unused loss carry-forward comprised of:

Year of Expiry	NT$	US$
		(Note 4)

2018	$230,656	$7,782
2019	34,981	1,180
2020	615,327	20,760
2021	164,377	5,546
2022 and thereafter	178,154	6,011

	$1,223,495	$41,279

As of December 31, 2017, unused investment credits comprised of:

	Remaining Creditable Amount
Tax Credit Source	NT$	US$	Expiry Year
		(Note 4)

Purchase of machinery and equipment	$518,790	$17,503	2018
Others	15,423	520	2022 and thereafter

	$534,213	$18,023

As of December 31, 2017, profits attributable to the following expansion projects were exempted from income tax for a 5-year period:

Tax-exemption Period

Construction and expansion of 2007 by the Company	2016.01-2020.12
Construction and expansion of 2008 by the Company	2014.01-2018.12
Construction and expansion of 2008 by ASE Test Inc.	2014.01-2018.12
Construction and expansion of 2009 by ASE Test Inc.	2018.01-2022.12
Expansion of 2008 by ASE Electronics Inc.	2016.01-2020.12

Some China subsidiaries qualified as high technology enterprises were entitled to a reduced income tax rate of 15% and were eligible to deduct certain times of research and development expenses from their taxable income.

h.	Unrecognized deferred tax liabilities associated with investments

As of December 31, 2016 and 2017, the taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities have been recognized were NT$14,417,873 thousand and NT$16,401,422 thousand (US$553,354 thousand), respectively.

i.	Integrated income tax

As of December 31, 2016 and 2017, unappropriated earnings were all generated on and after January 1, 1998. As of December 31, 2016 and 2017, the balance of the Imputation Credit Account was NT$3,328,374 thousand and NT$4,003,283 thousand (US$135,064 thousand), respectively.

The creditable ratio for the distribution of earnings of 2016 was 10.01%. Since the amended Income Tax Act published in February 2018 abolished the imputation tax system, no creditable ratio for distribution of earnings in 2018 is expected.

j.	Income tax assessments

Income tax returns of ASE Inc. have been examined by authorities in 2012, 2014 and 2015 and its ROC subsidiaries have been examined by authorities through 2013 to 2015. ASE Inc. disagreed with the result of examinations relating to its income tax returns for 2014 and 2015 and appealed to the tax authorities. The related income tax expenses in the years resulting from the examinations have been accrued in respective tax years or in the year of the settlement.